Annual Total Returns - Fidelity Convertible Securities Fund [BarChart] - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-13 - Fidelity Convertible Securities Fund - Fidelity Advisor Convertible Securities Fund: Class A
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	16.48%
Annual Return 2013	23.75%
Annual Return 2014	8.96%
Annual Return 2015	(9.64%)
Annual Return 2016	5.71%
Annual Return 2017	9.31%
Annual Return 2018	(1.79%)
Annual Return 2019	28.21%
Annual Return 2020	42.16%
Annual Return 2021	9.74%